INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net income (loss) before tax	$ (9,411)	$ 2,756
Canadian statutory income tax rate	27.00%	26.00%
Anticipated income tax at statutory rate	$ (2,541)	$ 717
Permanent differences	190	340
Differences between Canadian and foreign tax rates	(269)	143
Change in estimate	194	802
Effect of changes in statutory tax rates	0	(228)
Inflation adjustment	(141)	(537)
Impact of foreign exchange on local currencies	975	316
Change in deferred tax assets not recognized	1,746	(955)
Mining taxes and duties	(156)	778
Withholding taxes	803	532
Utilization of foreign tax credits	(149)	(138)
Other items	0	(304)
Income tax (recovery) expense	$ 652	$ 1,466
Effective tax rate	(7.00%)	53.00%